Regulatory Matters (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Oct. 18, 2012	Dec. 31, 2009	Sep. 30, 2009	Mar. 31, 2009	Mar. 16, 2009	Dec. 31, 2012 Sun National Bank [Member]	Dec. 31, 2011 Sun National Bank [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]
Regulatory Matters (Additional Textual) [Abstract]
Brokered Deposit Limit									0.035
Maximum deposit insurance									$ 250,000	$ 100,000
Leverage Ratio, Actual Ratio	9.24%						9.24%	9.64%		8.50%
Tier 1 Capital (to Risk-Weighted Assets), Actual Ratio	11.76%					25.00%	11.76%	12.13%		9.50%
Total Capital (to Risk-Weighted Assets)	13.02%						13.02%	13.39%		11.50%
Regulatory Matters (Textual) [Abstract]
Brokered deposit revised limit		6.00%
Brokered deposits of total liabilities	4.00%
Assessment growth rate				5.00%
Assessment basis point				0.03%
Prepaid assessment	3,900,000		18,300,000
Prepaid assessment balance	2,600,000
Tier 1 capital limitation, interest	25.00%
Limited capital securities and other restricted core capital elements, Interest					25.00%
Capital securities qualified as Tier 1 capital	74,100,000						290,922,000	306,534,000
Amount available for payment of dividends to the Company by the Bank	0
Extension Period For Federal Reserve Board For Bank Holding	2 years
Insured deposits	$ 250,000